UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3105

                      OPPENHEIMER CAPITAL APPRECIATION FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                    Date of reporting period: August 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       9.1%
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Software                                                                    7.8
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.6
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    6.2
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Diversified Financial Services                                              6.1
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    5.4
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            5.2
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Communications Equipment                                                    4.5
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Biotechnology                                                               3.9
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Aerospace & Defense                                                         3.8

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
General Electric Co.                                                        4.6%
--------------------------------------------------------------------------------
Microsoft Corp.                                                             4.1
--------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg.                                      3.1
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           2.6
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.4
--------------------------------------------------------------------------------
Amgen, Inc.                                                                 2.3
--------------------------------------------------------------------------------
Medtronic, Inc.                                                             2.2
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.2
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         2.2
--------------------------------------------------------------------------------
Time Warner, Inc.                                                           2.1

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
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                    8 | OPPENHEIMER CAPITAL APPRECIATION FUND

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--------------------------------------------------------------------------------
SECTOR ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                         25.1%

  Software                                      8.0

  Semiconductors & Semiconductor Equipment      5.5

  Communications Equipment                      4.7

  Computers & Peripherals                       3.3

  Electronic Equipment & Instruments            1.3

  Internet Software & Services                  1.2

  IT Services                                   1.1

Consumer Discretionary                         18.9

Health Care                                    18.4

Industrials                                    12.8

Financials                                      8.8

Energy                                          6.8

Consumer Staples                                5.7

Materials                                       2.8

Telecommunication Services                      0.7

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of common stocks.
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                    9 | OPPENHEIMER CAPITAL APPRECIATION FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended August 31, 2005, the Fund's returns proved slightly more modest than those of its benchmark, the S&P 500 Index. The Fund's overall performance was driven primarily by the stock market's generally upward trend throughout the period. Performance relative to the benchmark suffered largely as a result of our emphasis on large companies producing sustained long-term growth during a period in which the market favored smaller, more volatile issues.

      The Fund's investment strategy focuses on companies that we believe offer strong potential for above-average growth, but that exhibit reasonable valuations relative to their future growth prospects. In particular, we target companies with a history of positive earnings or cash flow.

      Our disciplined stock selection process produced its greatest gains relative to the benchmark in the technology and consumer discretionary sectors, where overweighted positions and good individual stock selections boosted performance. Several holdings contributed to returns in these two areas, most notably Internet services provider Yahoo!, Inc.; semiconductor chip maker Intel Corp.; online auctioneer eBay, Inc.; and a diverse group of retail stocks. In addition, although energy is not considered one of the market's traditional growth sectors, several key energy holdings positioned the Fund to participate to a significant degree in the energy sector's outstanding gains. Top performers included major integrated oil and gas companies, such as Exxon Mobil Corp., and oil service providers, such as Schlumberger Ltd., the latter of which delivered particularly strong returns during the final months of the reporting period.

      On the other hand, performance compared to the benchmark suffered from the Fund's failure to hold some of the market's better-performing consumer staples stocks, an area in which we found few attractive growth-oriented investment opportunities. Furthermore, large-cap pharmaceutical holdings, such as Pfizer, Inc. and Merck & Co., Inc. were hurt by product-related problems, although the Fund compensated for these declines in the health care sector with timely investments in strong-performing biotechnology firms, such as Genentech, Inc. and Amgen, Inc. Finally, a few other individual holdings, such as insurer American International Group, Inc.; discount retailer Wal-Mart Stores, Inc.; and beer distributor Anheuser-Busch Cos., Inc. encountered company-specific difficulties that detracted from the Fund's performance. Lastly, during the reporting


                   10 | OPPENHEIMER CAPITAL APPRECIATION FUND period, the Fund received a special dividend of $3 per share from Microsoft Corp. This special dividend represented a significant portion of the current period's income.

      The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2005. In the case of Class A and Class C shares, performance is measured over a ten-fiscal-year period; in the case of Class B shares, from the inception of the class on November 1, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001, and in the case of Class Y shares, from the inception of the Class on November 3, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   11 | OPPENHEIMER CAPITAL APPRECIATION FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Capital Appreciation Fund (Class A)

   S&P 500 Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Capital
                          Appreciation Fund
                              (Class A)        S&P 500 Index
                         -------------------   -------------
  12-31-1994                     9,425            10,000
  03-31-1995                    10,275            10,973
  06-30-1995                    11,482            12,019
  09-30-1995                    12,486            12,973
  12-31-1995                    12,710            13,753
  03-31-1996                    13,622            14,491
  06-30-1996                    14,322            15,141
  08-31-1996 1                  14,271            14,778
  11-30-1996                    16,503            17,251
  02-28-1997                    16,871            18,106
  05-31-1997                    18,159            19,524
  08-31-1997                    20,054            20,782
  11-30-1997                    20,484            22,168
  02-28-1998                    22,237            24,441
  05-31-1998                    22,899            25,509
  08-31-1998                    19,238            22,469
  11-30-1998                    23,284            27,418
  02-28-1999                    26,074            29,270
  05-31-1999                    27,551            30,874
  08-31-1999                    28,350            31,414
  11-30-1999                    31,462            33,147
  02-29-2000                    38,813            32,703
  05-31-2000                    38,050            34,106
  08-31-2000                    41,961            36,536
  11-30-2000                    34,605            31,746
  02-28-2001                    34,138            30,023
  05-31-2001                    34,987            30,509
  08-31-2001                    30,891            27,630
  11-30-2001                    30,741            27,869
  02-28-2002                    28,838            27,169
  05-31-2002                    28,061            26,288
  08-31-2002                    23,637            22,661
  11-30-2002                    24,837            23,268
  02-28-2003                    22,067            21,009
  05-31-2003                    25,538            24,167
  08-31-2003                    27,230            25,393
  11-30-2003                    28,585            26,778
  02-29-2004                    30,416            29,097
  05-31-2004                    29,862            28,595
  08-31-2004                    28,908            28,299
  11-30-2004                    30,724            30,217
  02-28-2005                    31,155            31,125
  05-31-2005                    31,385            30,948
  08-31-2005                    31,893            31,852

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 3.99%   5-Year -6.45%   10-Year 9.56%


                   12 | OPPENHEIMER CAPITAL APPRECIATION FUND

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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Capital Appreciation Fund (Class B)

   S&P 500 Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Capital
                          Appreciation Fund
                              (Class B)        S&P 500 Index
                         -------------------   -------------
  11-01-1995                    10,000            10,000
  12-31-1995                    10,167            10,640
  03-31-1996                    10,873            11,211
  06-30-1996                    11,411            11,713
  08-31-1996 1                  11,352            11,432
  11-30-1996                    13,098            13,345
  02-28-1997                    13,362            14,007
  05-31-1997                    14,347            15,104
  08-31-1997                    15,813            16,077
  11-30-1997                    16,120            17,149
  02-28-1998                    17,458            18,907
  05-31-1998                    17,945            19,734
  08-31-1998                    15,044            17,382
  11-30-1998                    18,171            21,211
  02-28-1999                    20,310            22,643
  05-31-1999                    21,418            23,884
  08-31-1999                    21,995            24,301
  11-30-1999                    24,362            25,642
  02-29-2000                    29,998            25,299
  05-31-2000                    29,350            26,385
  08-31-2000                    32,305            28,264
  11-30-2000                    26,589            24,559
  02-28-2001                    26,179            23,226
  05-31-2001                    26,782            23,602
  08-31-2001                    23,601            21,375
  11-30-2001                    23,455            21,559
  02-28-2002                    22,003            21,018
  05-31-2002                    21,411            20,336
  08-31-2002                    18,035            17,530
  11-30-2002                    18,951            18,000
  02-28-2003                    16,837            16,253
  05-31-2003                    19,485            18,696
  08-31-2003                    20,777            19,644
  11-30-2003                    21,810            20,715
  02-29-2004                    23,207            22,509
  05-31-2004                    22,784            22,121
  08-31-2004                    22,056            21,892
  11-30-2004                    23,442            23,376
  02-28-2005                    23,771            24,078
  05-31-2005                    23,947            23,942
  08-31-2005                    24,334            24,640

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 4.36%   5-Year -6.44%   Since Inception (11/1/95) 9.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from December 31 to August 31.


                   13 | OPPENHEIMER CAPITAL APPRECIATION FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Capital Appreciation Fund (Class C)

   S&P 500 Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Capital
                          Appreciation Fund
                              (Class C)        S&P 500 Index
                         -------------------   -------------
  12-31-1994                    10,000            10,000
  03-31-1995                    10,871            10,973
  06-30-1995                    12,116            12,019
  09-30-1995                    13,147            12,973
  12-31-1995                    13,356            13,753
  03-31-1996                    14,287            14,491
  06-30-1996                    14,987            15,141
  08-31-1996 1                  14,913            14,778
  11-30-1996                    17,209            17,251
  02-28-1997                    17,556            18,106
  05-31-1997                    18,855            19,524
  08-31-1997                    20,781            20,782
  11-30-1997                    21,183            22,168
  02-28-1998                    22,944            24,441
  05-31-1998                    23,583            25,509
  08-31-1998                    19,774            22,469
  11-30-1998                    23,883            27,418
  02-28-1999                    26,688            29,270
  05-31-1999                    28,144            30,874
  08-31-1999                    28,903            31,414
  11-30-1999                    32,010            33,147
  02-29-2000                    39,422            32,703
  05-31-2000                    38,576            34,106
  08-31-2000                    42,456            36,536
  11-30-2000                    34,939            31,746
  02-28-2001                    34,408            30,023
  05-31-2001                    35,195            30,509
  08-31-2001                    31,013            27,630
  11-30-2001                    30,804            27,869
  02-28-2002                    28,851            27,169
  05-31-2002                    28,012            26,288
  08-31-2002                    23,567            22,661
  11-30-2002                    24,711            23,268
  02-28-2003                    21,912            21,009
  05-31-2003                    25,312            24,167
  08-31-2003                    26,933            25,393
  11-30-2003                    28,217            26,778
  02-29-2004                    29,971            29,097
  05-31-2004                    29,362            28,595
  08-31-2004                    28,374            28,299
  11-30-2004                    30,094            30,217
  02-28-2005                    30,456            31,125
  05-31-2005                    30,621            30,948
  08-31-2005                    31,057            31,852

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 8.46%   5-Year -6.06%   10-Year 9.34%


                   14 | OPPENHEIMER CAPITAL APPRECIATION FUND

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CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Capital Appreciation Fund (Class N)

   S&P 500 Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Capital
                          Appreciation Fund
                              (Class N)        S&P 500 Index
                         -------------------   -------------
  03-01-2001                    10,000            10,000
  05-31-2001                    10,206            10,162
  08-31-2001                     9,006             9,203
  11-30-2001                     8,956             9,283
  02-28-2002                     8,398             9,049
  05-31-2002                     8,164             8,756
  08-31-2002                     6,875             7,548
  11-30-2002                     7,221             7,750
  02-28-2003                     6,414             6,998
  05-31-2003                     7,418             8,050
  08-31-2003                     7,901             8,458
  11-30-2003                     8,288             8,919
  02-29-2004                     8,811             9,692
  05-31-2004                     8,643             9,524
  08-31-2004                     8,360             9,426
  11-30-2004                     8,879            10,065
  02-28-2005                     8,993            10,367
  05-31-2005                     9,052            10,308
  08-31-2005                     9,191            10,609

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 8.94%   5-Year N/A   Since Inception (3/1/01) -1.86%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from December 31 to August 31.


                   15 | OPPENHEIMER CAPITAL APPRECIATION FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Capital Appreciation Fund (Class Y)

   S&P 500 Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Capital
                          Appreciation Fund
                              (Class Y)        S&P 500 Index
                     -   -------------------   -------------
  11-03-1997                    10,000            10,000
  11-30-1997                     9,833            10,463
  02-28-1998                    10,680            11,535
  05-31-1998                    11,009            12,039
  08-31-1998                     9,255            10,605
  11-30-1998                    11,211            12,940
  02-28-1999                    12,564            13,815
  05-31-1999                    13,291            14,572
  08-31-1999                    13,688            14,826
  11-30-1999                    15,203            15,644
  02-29-2000                    18,778            15,435
  05-31-2000                    18,430            16,097
  08-31-2000                    20,347            17,244
  11-30-2000                    16,789            14,983
  02-28-2001                    16,579            14,170
  05-31-2001                    17,009            14,399
  08-31-2001                    15,034            13,041
  11-30-2001                    14,965            13,153
  02-28-2002                    14,053            12,823
  05-31-2002                    13,690            12,407
  08-31-2002                    11,541            10,695
  11-30-2002                    12,138            10,982
  02-28-2003                    10,797             9,916
  05-31-2003                    12,508            11,406
  08-31-2003                    13,349            11,984
  11-30-2003                    14,023            12,638
  02-29-2004                    14,938            13,733
  05-31-2004                    14,679            13,496
  08-31-2004                    14,223            13,356
  11-30-2004                    15,130            14,262
  02-28-2005                    15,356            14,690
  05-31-2005                    15,486            14,607
  08-31-2005                    15,749            15,033

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/05

1-Year 10.73%   5-Year -4.99%   Since Inception (11/3/97) 5.97%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from December 31 to August 31.


                   16 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 1/22/81. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                   17 | OPPENHEIMER CAPITAL APPRECIATION FUND

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NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   19 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (3/1/05)     (8/31/05)    AUGUST 31, 2005
--------------------------------------------------------------------------------
Class A Actual                         $ 1,000.00   $ 1,023.70   $ 5.42
--------------------------------------------------------------------------------
Class A Hypothetical                     1,000.00     1,019.86     5.41
--------------------------------------------------------------------------------
Class B Actual                           1,000.00     1,019.30     9.87
--------------------------------------------------------------------------------
Class B Hypothetical                     1,000.00     1,015.48     9.85
--------------------------------------------------------------------------------
Class C Actual                           1,000.00     1,019.70     9.41
--------------------------------------------------------------------------------
Class C Hypothetical                     1,000.00     1,015.93     9.39
--------------------------------------------------------------------------------
Class N Actual                           1,000.00     1,022.00     7.26
--------------------------------------------------------------------------------
Class N Hypothetical                     1,000.00     1,018.05     7.25
--------------------------------------------------------------------------------
Class Y Actual                           1,000.00     1,025.60     3.53
--------------------------------------------------------------------------------
Class Y Hypothetical                     1,000.00     1,021.73     3.52

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.06%
--------------------------------
Class B                1.93
--------------------------------
Class C                1.84
--------------------------------
Class N                1.42
--------------------------------
Class Y                0.69

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   20 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.3%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Carnival Corp.                                     1,789,800   $     88,308,732
--------------------------------------------------------------------------------
McDonald's Corp.                                   1,544,200         50,109,290
--------------------------------------------------------------------------------
Royal Caribbean
Cruises Ltd.                                       1,423,600         60,816,192
                                                               -----------------
                                                                    199,234,214

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.6%
eBay, Inc. 1                                       3,526,200        142,775,838
--------------------------------------------------------------------------------
MEDIA--9.1%
Clear Channel Communications, Inc.                 1,049,530         34,949,349
--------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1           8,924,425        269,339,147
--------------------------------------------------------------------------------
News Corp., Inc., Cl. B                              989,900         16,917,391
--------------------------------------------------------------------------------
Time Warner, Inc.                                 10,280,600        184,228,352
--------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A 1            1,748,696         47,039,922
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                4,966,200        168,801,138
--------------------------------------------------------------------------------
Walt Disney Co. (The)                              3,156,300         79,507,197
                                                               -----------------
                                                                    800,782,496

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.9%
Federated Department Stores, Inc.                    835,500         57,632,790
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                1,164,500         56,629,635
--------------------------------------------------------------------------------
Target Corp.                                       1,001,880         53,851,050
                                                               -----------------
                                                                    168,113,475

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Bed Bath &
Beyond, Inc. 1                                     1,015,641         41,184,243
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                 1,749,000         83,357,340
--------------------------------------------------------------------------------
Home Depot, Inc.                                   1,729,400         69,729,408

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Lowe's Cos., Inc.                                    774,100   $     49,782,371
--------------------------------------------------------------------------------
Staples, Inc.                                        321,300          7,055,748
--------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                            1,184,500         47,676,125
                                                               -----------------
                                                                    298,785,235

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.5%
--------------------------------------------------------------------------------
BEVERAGES--1.8%
PepsiCo, Inc.                                      2,894,110        158,741,933
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale  Corp.                              802,288         34,851,391
--------------------------------------------------------------------------------
Wal-Mart  Stores, Inc.                             3,144,400        141,372,224
                                                               -----------------
                                                                    176,223,615

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Campbell Soup Co.                                    338,400          9,948,960
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Co.
(The)                                              2,538,500        140,835,980
--------------------------------------------------------------------------------
ENERGY--6.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
GlobalSantaFe  Corp.                               1,207,600         56,612,288
--------------------------------------------------------------------------------
Pride International, Inc. 1                          273,800          6,927,140
--------------------------------------------------------------------------------
Schlumberger Ltd.                                  1,637,500        141,201,625
--------------------------------------------------------------------------------
Smith International, Inc.                            399,000         13,861,260
--------------------------------------------------------------------------------
Transocean, Inc. 1                                 1,008,900         59,565,456
                                                               -----------------
                                                                    278,167,769

--------------------------------------------------------------------------------
OIL & GAS--3.4%
Apache Corp.                                         206,000         14,753,720
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  3,863,600        231,429,640
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                       1,057,770         50,328,697
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            33,800          2,806,414
                                                               -----------------
                                                                    299,318,471


                   21 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--8.5%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.5%
Bank of America Corp.                              1,124,900   $     48,404,447
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.1%
American Express Co.                               2,185,240        120,712,658
--------------------------------------------------------------------------------
Citigroup, Inc.                                    4,890,100        214,039,677
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      786,900         87,487,542
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               1,552,320         52,608,125
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       250,500         26,467,830
--------------------------------------------------------------------------------
Morgan Stanley                                       680,600         34,622,122
                                                               -----------------
                                                                    535,937,954

--------------------------------------------------------------------------------
INSURANCE--1.9%
American International Group, Inc.                   883,000         52,273,600
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)        566,900         41,412,045
--------------------------------------------------------------------------------
Prudential Financial, Inc.                         1,078,500         69,423,045
                                                               -----------------
                                                                    163,108,690

--------------------------------------------------------------------------------
HEALTH CARE--17.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.9%
Amgen, Inc. 1                                      2,541,400        203,057,860
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    770,200         72,352,588
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                 1,006,000         71,597,020
                                                               -----------------
                                                                    347,007,468

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.2%
Medtronic, Inc.                                    3,457,795        197,094,315
--------------------------------------------------------------------------------
Millipore Corp. 1                                  1,187,800         75,959,810
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                  1,793,300         37,121,310
--------------------------------------------------------------------------------
Stryker Corp.                                      1,702,200         92,855,010
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                      788,300         31,390,106

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Waters Corp. 1                                       560,600   $     25,490,482
                                                               -----------------
                                                                    459,911,033

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Aetna, Inc.                                          740,600         59,003,602
--------------------------------------------------------------------------------
CIGNA Corp.                                          284,200         32,773,944
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1               338,600         16,699,752
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           1,462,900         75,339,350
                                                               -----------------
                                                                    183,816,648

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.6%
Abbott Laboratories                                1,128,800         50,942,744
--------------------------------------------------------------------------------
Eli Lilly & Co.                                      326,600         17,969,532
--------------------------------------------------------------------------------
Johnson & Johnson                                  3,085,000        195,558,150
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  1,434,621         40,499,351
--------------------------------------------------------------------------------
Novartis AG                                        2,183,070        106,229,083
--------------------------------------------------------------------------------
Pfizer, Inc.                                       3,087,889         78,648,533
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                      2,720,250         88,244,910
                                                               -----------------
                                                                    578,092,303

--------------------------------------------------------------------------------
INDUSTRIALS--12.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Empresa Brasileira de Aeronautica SA, ADR          1,428,400         51,222,424
--------------------------------------------------------------------------------
General Dynamics Corp.                               318,900         36,542,751
--------------------------------------------------------------------------------
Honeywell International, Inc.                      1,085,300         41,545,284
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                    685,100         56,095,988
--------------------------------------------------------------------------------
Lockheed Martin Corp.                              1,210,500         75,341,520
--------------------------------------------------------------------------------
United Technologies Corp.                          1,463,600         73,180,000
                                                               -----------------
                                                                    333,927,967


                   22 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
Expeditors
International of Washington, Inc.                     769,106   $    42,693,074
--------------------------------------------------------------------------------
FedEx Corp.                                         1,112,300        90,585,712
                                                                ----------------
                                                                    133,278,786

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.2%
3M Co.                                              1,185,500        84,348,325
--------------------------------------------------------------------------------
General Electric Co.                               11,982,300       402,725,103
--------------------------------------------------------------------------------
Tyco International Ltd.                             2,191,200        60,981,096
                                                                ----------------
                                                                    548,054,524

--------------------------------------------------------------------------------
MACHINERY--0.9%
Ingersoll-Rand Co., Cl. A                           1,009,500        80,376,390
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.5%
Cisco Systems, Inc. 1                              10,900,140       192,060,467
--------------------------------------------------------------------------------
Lucent
Technologies, Inc. 1                                9,054,500        27,887,860
--------------------------------------------------------------------------------
Motorola, Inc.                                      3,619,200        79,188,096
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                          4,453,100        70,225,387
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        740,700        29,413,197
                                                                ----------------
                                                                    398,775,007

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.2%
Dell, Inc. 1                                        2,060,300        73,346,680
--------------------------------------------------------------------------------
EMC Corp. 1                                         1,966,300        25,286,618
--------------------------------------------------------------------------------
International Business Machines Corp.               2,003,100       161,489,922
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                            4,605,400        17,500,520
                                                                ----------------
                                                                    277,623,740

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Agilent
Technologies, Inc. 1                                1,439,800        46,303,968
--------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                         1,834,200        32,116,842

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Tektronix, Inc.                                     1,432,900   $    36,209,383
                                                                ----------------
                                                                    114,630,193

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
Yahoo!, Inc. 1                                      3,156,200       105,227,708
--------------------------------------------------------------------------------
IT SERVICES--1.1%
Automatic Data Processing, Inc.                     2,280,100        97,474,275
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.4%
Altera Corp. 1                                        799,600        17,487,252
--------------------------------------------------------------------------------
Analog Devices, Inc.                                1,192,040        43,449,858
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                             2,438,700       106,083,450
--------------------------------------------------------------------------------
Intel Corp.                                         6,741,140       173,382,121
--------------------------------------------------------------------------------
Linear Technology Corp.                             1,176,100        44,609,473
--------------------------------------------------------------------------------
Texas Instruments, Inc.                             2,616,500        85,507,220
                                                                ----------------
                                                                    470,519,374

--------------------------------------------------------------------------------
SOFTWARE--7.8%
Adobe Systems, Inc.                                 2,743,468        74,183,375
--------------------------------------------------------------------------------
Autodesk, Inc.                                        936,900        40,474,080
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                      1,965,000        31,459,650
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                715,440        17,027,472
--------------------------------------------------------------------------------
Mercury Interactive Corp. 1                         1,088,100        39,900,627
--------------------------------------------------------------------------------
Microsoft Corp.                                    13,277,711       363,809,281
--------------------------------------------------------------------------------
SAP AG, Sponsored ADR                               2,844,400       121,370,548
                                                                ----------------
                                                                    688,225,033

--------------------------------------------------------------------------------
MATERIALS--2.8%
--------------------------------------------------------------------------------
CHEMICALS--2.8%
Air Products & Chemicals, Inc.                      1,136,600        62,967,640
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                        2,091,300        82,752,741
--------------------------------------------------------------------------------
Praxair, Inc.                                       2,002,100        96,701,430
                                                                ----------------
                                                                    242,421,811


                   23 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                 2,194,200   $    56,895,603
                                                                ----------------
Total Common Stocks
(Cost $7,746,326,162)                                             8,536,636,940

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--1.1%
--------------------------------------------------------------------------------
Gemini Securitization
Corp., 3.52%,
9/19/05 2                                        $ 50,000,000        49,912,000
--------------------------------------------------------------------------------
Sheffield Receivables
Corp., 3.55%,
9/27/05 2                                          50,000,000        49,871,806
                                                                ----------------
Total Short-Term Notes
(Cost $99,783,806)                                                   99,783,806

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
--------------------------------------------------------------------------------
Undivided interest of 31.04% in joint
repurchase agreement (Principal Amount/
Value $500,739,000, with a maturity value
of $500,787,961) with Cantor Fitzgerald
& Co./Cantor Fitzgerald Securities, 3.52%,
dated 8/31/05, to be repurchased at
$155,442,197 on 9/1/05, collateralized
by U.S. Treasury Bonds, 6.25%-7.50%,
11/15/16-8/15/23, with a value of
$468,462,803 and U.S. Treasury Nts.,
6.50%, 2/15/10, with a value of $43,204,980
(Cost $155,427,000)                               155,427,000       155,427,000

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $8,001,536,968)                                    99.9%  $ 8,791,847,746
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.1         6,932,868
                                                 -------------------------------
NET ASSETS                                              100.0%  $ 8,798,780,614
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $99,783,806, or 1.13% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $8,001,536,968)--see accompanying
statement of investments                                        $ 8,791,847,746
--------------------------------------------------------------------------------
Cash                                                                  1,145,904
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     25,069,516
Interest and dividends                                               11,929,928
Shares of beneficial interest sold                                    4,297,408
Other                                                                   219,844
                                                                ----------------
Total assets                                                      8,834,510,346

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                               14,546,182
Investments purchased                                                14,057,725
Distribution and service plan fees                                    3,195,898
Transfer and shareholder servicing agent fees                         1,804,602
Trustees' compensation                                                1,323,888
Shareholder communications                                              656,186
Other                                                                   145,251
                                                                ----------------
Total liabilities                                                    35,729,732

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 8,798,780,614
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       215,517
--------------------------------------------------------------------------------
Additional paid-in capital                                        8,457,505,152
--------------------------------------------------------------------------------
Accumulated net investment income                                    49,282,479
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (498,508,506)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies            790,285,972
                                                                ----------------
NET ASSETS                                                      $ 8,798,780,614
                                                                ================


                   25 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,633,687,779 and 135,929,730 shares of beneficial interest outstanding)      $41.45
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                             $43.98
--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,041,045,050 and 27,339,460 shares of beneficial interest outstanding)       $38.08
--------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$691,466,793 and 18,327,629 shares of beneficial interest outstanding)         $37.73
--------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$245,932,341 and 6,012,252 shares of beneficial interest outstanding)          $40.91
--------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,186,648,651 and 27,907,947 shares of beneficial interest
outstanding)                                                                   $42.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,332,461)      $   142,938,972
--------------------------------------------------------------------------------
Interest                                                              8,622,900
                                                                ----------------
Total investment income                                             151,561,872

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      49,541,160
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              13,537,595
Class B                                                              10,973,112
Class C                                                               6,804,810
Class N                                                               1,102,660
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              13,342,913
Class B                                                               3,522,989
Class C                                                               1,685,032
Class N                                                                 755,584
Class Y                                                               1,487,780
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 711,955
Class B                                                                 453,776
Class C                                                                 147,954
Class N                                                                  16,291
--------------------------------------------------------------------------------
Trustees' compensation                                                  364,934
--------------------------------------------------------------------------------
Custodian fees and expenses                                             120,585
--------------------------------------------------------------------------------
Other                                                                   223,642
                                                                ----------------
Total expenses                                                      104,792,772
Less reduction to custodian expenses                                     (4,083)
Less waivers and reimbursements of expenses                             (20,641)
                                                                ----------------
Net expenses                                                        104,768,048

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                46,793,824


                   27 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                       $ 264,337,264
Foreign currency transactions                                         8,851,809
                                                                  --------------
Net realized gain                                                   273,189,073
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                         560,915,696
Translation of assets and liabilities denominated in foreign
currencies                                                           (3,956,895)
                                                                  --------------
Net change in unrealized appreciation                               556,958,801

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 876,941,698
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                      2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                     $   46,793,824   $  (3,605,969)
--------------------------------------------------------------------------------
Net realized gain                                   273,189,073     304,533,281
--------------------------------------------------------------------------------
Net change in unrealized appreciation               556,958,801     116,017,058
                                                 -------------------------------
Net increase in net assets resulting
from operations                                     876,941,698     416,944,370

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                            (134,210,079)    678,678,523
Class B                                            (162,283,904)    (70,119,032)
Class C                                              (7,839,660)     71,136,610
Class N                                              34,784,677      74,734,764
Class Y                                            (352,359,573)    166,178,783

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                      255,033,159   1,337,554,018
--------------------------------------------------------------------------------
Beginning of period                               8,543,747,455   7,206,193,437
                                                 -------------------------------
End of period (including accumulated net
investment income (loss) of $49,282,479
and $(1,140,376), respectively)                  $8,798,780,614  $8,543,747,455
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A YEAR ENDED AUGUST 31,                            2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     37.57      $     35.39      $     30.72      $     41.11      $     62.12
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .26 1,2          .01             (.05)            (.09)             .10
Net realized and unrealized gain (loss)                  3.62             2.17             4.72            (9.31)          (15.86)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         3.88             2.18             4.67            (9.40)          (15.76)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       --               --               --             (.99)           (5.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     41.45      $     37.57      $     35.39      $     30.72      $     41.11
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      10.33%            6.16%           15.20%          (23.48)%         (26.38)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 5,633,688      $ 5,218,310      $ 4,288,332      $ 3,219,391      $ 3,055,197
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 5,597,821      $ 4,971,315      $ 3,655,594      $ 3,204,793      $ 3,255,995
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.64% 2          0.09%           (0.11)%          (0.15)%           0.28%
Total expenses                                           1.06% 5          1.09% 5,6        1.17% 5          1.22% 5,6        1.03% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%              45%              42%              28%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER CAPITAL APPRECIATION FUND

CLASS B YEAR ENDED AUGUST 31,                            2005             2004             2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     34.82      $     33.09      $     28.95      $     39.09      $     59.80
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.08) 1,2        (.36)            (.31)            (.26)            (.07)
Net realized and unrealized gain (loss)                  3.34             2.09             4.45            (8.89)          (15.39)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                         3.26             1.73             4.14            (9.15)          (15.46)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       --               --               --             (.99)           (5.25)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     38.08      $     34.82      $     33.09      $     28.95      $     39.09
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       9.36%            5.23%           14.30%          (24.07)%         (26.95)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,041,045      $ 1,104,348      $ 1,114,052      $ 1,029,322      $ 1,242,098
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,099,380      $ 1,169,402      $ 1,001,311      $ 1,221,005      $ 1,265,753
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.21)% 2        (0.81)%          (0.89)%          (0.92)%          (0.48)%
Total expenses                                           1.93%            1.99%            2.10%            1.99%            1.80%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5,6         1.97%            1.96%             N/A 5,6          N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%              45%              42%              28%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C YEAR ENDED AUGUST 31,                            2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     34.47      $     32.72      $     28.63      $     38.64      $     59.19
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.05) 1,2        (.16)            (.23)            (.11)            (.01)
Net realized and unrealized gain (loss)                  3.31             1.91             4.32            (8.91)          (15.29)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         3.26             1.75             4.09            (9.02)          (15.30)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       --               --               --             (.99)           (5.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     37.73      $     34.47      $     32.72      $     28.63      $     38.64
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       9.46%            5.35%           14.28%          (24.01)%         (26.95)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   691,467      $   638,676      $   540,118      $   450,989      $   426,476
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   681,646      $   623,172      $   463,768      $   477,369      $   400,009
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.14)% 2        (0.69)%          (0.89)%          (0.87)%          (0.48)%
Total expenses                                           1.84% 5          1.87% 5,6        1.96% 5          1.94% 5,6        1.80% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%              45%              42%              28%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER CAPITAL APPRECIATION FUND

CLASS N YEAR ENDED AUGUST 31,                            2005             2004             2003             2002             2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     37.21      $     35.17      $     30.60      $     41.05      $     45.58
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .11 2,3         (.08)            (.10)            (.07) 2          (.01)
Net realized and unrealized gain (loss)                  3.59             2.12             4.67            (9.39) 2         (4.52)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         3.70             2.04             4.57            (9.46)           (4.53)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       --               --               --             (.99)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     40.91      $     37.21      $     35.17      $     30.60      $     41.05
                                                  ==================================================================================

TOTAL RETURN, AT NET ASSET VALUE 4                       9.94%            5.80%           14.94%          (23.67)%          (9.94)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   245,932      $   190,696      $   111,374      $    72,178      $     6,791
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   221,007      $   154,605      $    86,761      $    38,232      $     3,173
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                             0.27% 3         (0.25)%          (0.35)%          (0.37)%          (0.11)%
Total expenses                                           1.42%            1.46%            1.46%            1.46%            1.36%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 6,7         1.44%            1.42%             N/A 6,7          N/A 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%              45%              42%              28%              46%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y YEAR ENDED AUGUST 31,                            2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     38.40      $     36.04      $     31.16      $     41.55      $     62.51
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .45 1,2          .09              .01              .02 1            .27
Net realized and unrealized gain (loss)                  3.67             2.27             4.87            (9.42) 1        (15.98)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         4.12             2.36             4.88            (9.40)          (15.71)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       --               --               --             (.99)           (5.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     42.52      $     38.40      $     36.04      $     31.16      $     41.55
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      10.73%            6.55%           15.66%          (23.23)%         (26.12)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,186,649      $ 1,391,718      $ 1,152,318      $   864,437      $   974,820
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,210,587      $ 1,327,404      $   930,500      $   968,867      $ 1,095,575
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.10% 2          0.47%            0.29%            0.17%            0.66%
Total expenses                                           0.69% 5          0.71% 5          0.78% 5,6        0.89% 5          0.66% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%              45%              42%              28%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily


                   35 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                   36 | OPPENHEIMER CAPITAL APPRECIATION FUND class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM                    LOSS   FOR FEDERAL INCOME
   INCOME                     GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
   ----------------------------------------------------------------------------
   $45,160,630                 $--            $454,577,631         $751,763,996

1. As of August 31, 2005, the Fund had $454,510,399 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2005, details of the capital loss carryforwards were as follows:

                         EXPIRING
                         -----------------------------
                         2011         $    157,924,077
                         2012              296,586,322
                                      ----------------
                         Total        $    454,510,399
                                      ================

2. The Fund had $67,232 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended August 31, 2005, the Fund utilized $278,650,934 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended August 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                   INCREASE TO       REDUCTION TO
                                   ACCUMULATED    ACCUMULATED NET
             REDUCTION TO       NET INVESTMENT      REALIZED LOSS
             PAID-IN CAPITAL            INCOME     ON INVESTMENTS
             ----------------------------------------------------
             $5,072,075             $3,629,031         $1,443,044


                   37 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

No distributions were paid during the years ended August 31, 2005 and August 31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities    $  8,040,058,944
                                                  =================

                Gross unrealized appreciation     $  1,196,463,625
                Gross unrealized depreciation         (444,699,629)
                                                  -----------------
                Net unrealized appreciation       $    751,763,996
                                                  =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2005, the Fund's projected benefit obligations were increased by $120,943 and payments of $63,775 were made to retired trustees, resulting in an accumulated liability of $1,075,289 as of August 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   38 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED AUGUST 31, 2005        YEAR ENDED AUGUST 31, 2004
                                   SHARES             AMOUNT         SHARES             AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                           40,436,717    $ 1,618,214,799     44,049,927    $ 1,683,774,151
Redeemed                      (43,402,126)    (1,752,424,878)   (26,327,315)    (1,005,095,628)
                             ------------------------------------------------------------------
Net increase (decrease)        (2,965,409)   $  (134,210,079)    17,722,612    $   678,678,523
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                            4,382,455    $   161,855,078      6,370,743    $   226,256,788
Redeemed                       (8,760,712)      (324,138,982)    (8,319,344)      (296,375,820)
                             ------------------------------------------------------------------
Net decrease                   (4,378,257)   $  (162,283,904)    (1,948,601)   $   (70,119,032)
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                            4,571,487    $   167,476,288      5,516,439    $   193,981,052
Redeemed                       (4,774,468)      (175,315,948)    (3,492,729)      (122,844,442)
                             ------------------------------------------------------------------
Net increase (decrease)          (202,981)   $    (7,839,660)     2,023,710    $    71,136,610
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                            3,078,565    $   122,153,412      3,052,463    $   116,239,098
Redeemed                       (2,190,999)       (87,368,735)    (1,094,111)       (41,504,334)
                             ------------------------------------------------------------------
Net increase                      887,566    $    34,784,677      1,958,352    $    74,734,764
                             ==================================================================


                   39 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              YEAR ENDED AUGUST 31, 2005        YEAR ENDED AUGUST 31, 2004
                                 SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------
CLASS Y
Sold                          8,329,891    $ 344,067,572        9,392,719    $ 365,551,482
Redeemed                    (16,663,524)    (696,427,145)      (5,128,257)    (199,372,699)
                           ----------------------------------------------------------------
Net increase (decrease)      (8,333,633)   $(352,359,573)       4,264,462    $ 166,178,783
                           ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                         PURCHASES             SALES
          ----------------------------------------------------------
          Investment securities     $3,227,875,219    $3,732,467,340

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, 0.54% of the next $2.0 billion, 0.52% of the next $2.0 billion, and 0.50% of average annual net assets over $8.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2005, the Fund paid $20,770,239 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor


                   40 | OPPENHEIMER CAPITAL APPRECIATION FUND incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $19,222,958, $9,952,252 and $2,809,939, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A          CLASS B          CLASS C          CLASS N
                         CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                       FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                   SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                     RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED           DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------------
August 31, 2005       $2,594,826          $32,458       $2,448,819         $143,743         $173,648

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2005, OFS waived $15,294 and $5,347 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                   41 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of August 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   42 | OPPENHEIMER CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CAPITAL APPRECIATION FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Appreciation Fund, including the statement of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 17, 2005


                   43 | OPPENHEIMER CAPITAL APPRECIATION FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2005 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $139,144,661 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   44 | OPPENHEIMER CAPITAL APPRECIATION FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a joint special meeting of shareholders was held at which the eleven Trustees identified below were elected (Proposal No. 1) and changes in, or the addition or elimination of, certain fundamental investment policies were approved (Proposal No. 2) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:


--------------------------------------------------------------------------------
PROPOSAL NO.1

NOMINEE                         FOR                     WITHHELD        TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                 130,221,591.545         1,713,898.417   131,935,489.962
Robert G. Galli                 130,141,578.604         1,793,911.358   131,935,489.962
Phillip A. Griffiths            130,205,650.404         1,729,839.558   131,935,489.962
Mary F. Miller                  130,191,926.358         1,743,563.604   131,935,489.962
Joel W. Motley                  130,240,275.132         1,695,214.830   131,935,489.962
John V. Murphy                  130,196,273.786         1,739,216.176   131,935,489.962
Kenneth A. Randall              130,071,107.067         1,864,382.895   131,935,489.962
Russell S. Reynolds, Jr.        130,068,237.561         1,867,252.401   131,935,489.962
Joseph M. Wikler                130,227,983.383         1,707,506.579   131,935,489.962
Peter I. Wold                   130,237,354.472         1,698,135.490   131,935,489.962
Clayton K. Yeutter              130,094,236.722         1,841,253.240   131,935,489.962

--------------------------------------------------------------------------------
PROPOSAL NO. 2: TO APPROVE A MODIFICATION TO THE FUND'S FUNDAMENTAL INVESTMENT OBJECTIVE

                                                                BROKER
        FOR                     AGAINST         ABSTAIN         NON-VOTES         TOTAL
--------------------------------------------------------------------------------
2B: Concentration of Investments
        90,009,507.627          2,185,617.093   2,154,459.242   37,585,906.000    131,935,489.962
2C: Diversification of Investments
        90,245,360.157          2,026,442.954   2,077,780.851   37,585,906.000    131,935,489.962
2K: Real Estate and Commodities
        90,025,889.218          2,275,323.582   2,048,371.162   37,585,906.000    131,935,489.962
2L: Senior Securities
        90,150,320.740          1,978,268.808   2,220,994.414   37,585,906.000    131,935,489.962

                   45 | OPPENHEIMER CAPITAL APPRECIATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   46 | OPPENHEIMER CAPITAL APPRECIATION FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Jane Putnam and the Manager's Growth investment team and analysts. Ms. Putnam has had over 15 years of experience managing equity investments. Ms. Putnam had been primarily responsible for the day-to-day management of the Fund's portfolio since July 1995 and was a Vice President of the Fund and of the Manager and portfolio manager of other Oppenheimer funds.


                   47 | OPPENHEIMER CAPITAL APPRECIATION FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's five-year and ten-year performance were better than its peer group average. However, its one-year and three-year performance were below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable asset levels and distribution features. The Board considered that the Fund's management fees and its total expenses were higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced significant asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.


                   48 | OPPENHEIMER CAPITAL APPRECIATION FUND

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   49 | OPPENHEIMER CAPITAL APPRECIATION FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE     HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, NEW
TRUSTEES                         YORK, NY 10281-1008. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                 HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,              Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board            Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003);        Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 1993)             Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 74                          Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-2001);
                                 Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

MATTHEW P. FINK,                 Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)             (since 2005); Director of ICI Education Foundation (education foundation) (since
Age: 64                          October 1991); President of the Investment Company Institute (trade association)
                                 (1991-2004); Director of ICI Mutual Insurance Company (insurance company)
                                 (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                 A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1993)             OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,            Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001);
Trustee (since 1999)             Trustee of Woodward Academy (since 1983); Senior Advisor of The Andrew W. Mellon
Age: 67                          Foundation (since 2001); Member of the National Academy of Sciences (since 1979);
                                 Member of the American Philosophical Society (since 1996); Council on Foreign
                                 Relations (since 2002); Director of the Institute for Advanced Study (1991-2004);
                                 Director of Bankers Trust New York Corporation (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                  Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)             and Senior Vice President and General Auditor of American Express Company
Age: 62                          (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                  Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)             (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                          adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                 (privately-held financial adviser) (January 1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,              Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 1987)             February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                          trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens
                                 Mutual Casualty Company, American Motorists Insurance Company and American
                                 Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                 Officer of The Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                   50 | OPPENHEIMER CAPITAL APPRECIATION FUND

RUSSELL S. REYNOLDS, JR.,        Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1989)             and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                          (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER                 Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)             Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 64                          Member of the Investment Committee of the Associated Jewish Charities of Baltimore
                                 (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001).
                                 Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)             company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                          Company, Inc. (soda ash processing and production) (since 1996); Vice President of
                                 Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                 Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                 Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                      FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                 TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                 DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                 OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                    (since September 2000) of the Manager; President and Director or Trustee of other
Principal Executive Officer      Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
(since 2001)                     (the Manager's parent holding company) and of Oppenheimer Partnership Holdings,
and Trustee                      Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
(since 2001)                     OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
Age: 56                          2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                 Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                 Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                 Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                 HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                 (since July 2001); President (since November 1, 2001) and Director (since July
                                 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                 Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February
                                 1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                                 Capital Management LLC) (since June 1995); Member of the Investment Company
                                 Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of MML Series
                                 Investment Fund and MassMutual Select Funds (open-end investment companies)
                                 (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                 1999-August 2000); President, Chief Executive Officer and Director of MML Bay
                                 State Life Insurance Company (September 1999-August 2000); Director of Emerald
                                 Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle
                                 Bancorp) (June 1989-June 1998). Oversees 77


                   51 | OPPENHEIMER CAPITAL APPRECIATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                  portfolios as a Director or Trustee and 10 additional portfolios as officer in the
Continued                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                   THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                      BAYLIN, WILBY, PUTNAM AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSERS. WIXTED AND VANDEHEY, 6803 S.
                                 TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR
                                 UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. WILBY*                Senior Vice President of the Manager since July 1994 and Senior Investment Officer
Vice President                   and Director of Equities of the Manager since July 2004. Mr. Wilby was Director of
(since 2005)                     International Equities of the Manager from May 2000 through July 2004 and Senior
Age: 61                          Vice President of HarbourView Asset Management Corporation from May 1999 through
                                 November 2001. Before joining OppenheimerFunds in 1991, Mr. Wilby was an
                                 International Strategist at Brown Brothers Harriman & Co., a Managing Director and
                                 Portfolio Manager at AIG Global Investors, an International Pension Manager at
                                 Northern Trust Bank in Chicago and an International Financial Economist at
                                 Northern Trust Bank and at the Federal Reserve Bank in Chicago. A portfolio manager of other Oppenheimer funds.

MARC L. BAYLIN*                  Vice President of the Manager and a member of the Growth Equity Investment Team.
Vice President                   He was Managing Director and Lead Portfolio Manager at JP Morgan Fleming
(since 2005)                     Investment Management from June 2002 to August 2005 and was a Vice President of T.
Age: 37                          Rowe Price, where he was an analyst from June 1993 and a portfolio manager from
                                 March 1999 to June 2002. A portfolio manager of other Oppenheimer funds.

JANE PUTNAM,*                    Vice President of the Manager since October 1995; an officer of 2 portfolios in
Vice President                   the OppenheimerFunds complex.
(since 1995)

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and               2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer         Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2004)                     Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                          2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                 Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and                    of the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and          Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                     Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 46                          (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                 Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                 (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                 Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                 OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                 Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.


                   52 | OPPENHEIMER CAPITAL APPRECIATION FUND

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)           2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                          December 2001); General Counsel of Centennial Asset Management Corporation (since
                                 December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                 Management Corporation (since December 2001); Secretary and General Counsel of OAC
                                 (since November 2001); Assistant Secretary (since September 1997) and Director
                                 (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                 plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                 December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                 November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                 Financial Services, Inc. and Shareholder Services, Inc. (since December 2001);
                                 Senior Vice President, General Counsel and Director of OFI Private Investments,
                                 Inc. and OFI Trust Company (since November 2001); Vice President of
                                 OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and
                                 General Counsel of OFI Institutional Asset Management, Inc. (since November 2001);
                                 Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                 President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                 Assistant Secretary of the following: Shareholder Services, Inc.
                                 (May 1985-November 2001), Shareholder Financial Services, Inc.
                                 (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                 (September 1997-November 2001). An officer of 87 portfolios in the
                                 OppenheimerFunds complex.

*William L. Wilby and Marc L. Baylin became the portfolio managers of the Fund effective October 1, 2005 and became Vice Presidents of the Fund effective October 25, 2005. Jane Putnam retired as a Fund officer as of September 30, 2005.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   53 | OPPENHEIMER CAPITAL APPRECIATION FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $45,000 in fiscal 2005 and $45,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $132,059 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $137,059 in fiscal 2005 and $45,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005


By:    /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted

       Principal Financial Officer

Date:  October 17, 2005